Employee benefits (Details 5) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Beginning balance	$ 11,398	$ 16,382
Recognized in the Statement of Income	847	2,135
Past service cost		1,291
Current service cost	83	120
Net interest	764	724
Recognized in Equity - other comprehensive income	1	(1,265)
(Gains)/losses arising from the remeasurement (2)	1	(1,265)
Cash effects	(522)	(482)
Contributions paid	(500)	(461)
Payments related to Term of financial commitment (TFC)	(22)	(21)
Other changes	1,552	(2,150)
Translation Adjustment	1,552	(2,150)
Ending balance	13,276	14,620
Pension Plans P P S P R [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,684	4,740
Recognized in the Statement of Income	179	210
Past service cost
Current service cost	2	4
Net interest	177	206
Recognized in Equity - other comprehensive income
(Gains)/losses arising from the remeasurement (2)
Cash effects	(199)	(215)
Contributions paid	(185)	(201)
Payments related to Term of financial commitment (TFC)	(14)	(14)
Other changes	359	(611)
Translation Adjustment	359	(611)
Ending balance	3,023	4,124
Pension Plans P P S P N R [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,158	1,799
Recognized in the Statement of Income	76	80
Past service cost
Current service cost		1
Net interest	76	79
Recognized in Equity - other comprehensive income
(Gains)/losses arising from the remeasurement (2)
Cash effects	(64)	(66)
Contributions paid	(56)	(59)
Payments related to Term of financial commitment (TFC)	(8)	(7)
Other changes	159	(233)
Translation Adjustment	159	(233)
Ending balance	1,329	1,580
Pension Plans Petros 2 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	58	181
Recognized in the Statement of Income	3	7
Past service cost
Current service cost
Net interest	3	7
Recognized in Equity - other comprehensive income
(Gains)/losses arising from the remeasurement (2)
Cash effects	(6)	(6)
Contributions paid	(6)	(6)
Payments related to Term of financial commitment (TFC)
Other changes	6	(24)
Translation Adjustment	6	(24)
Ending balance	61	158
Health Care Plan Saude Petrobras [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	7,498	9,662
Recognized in the Statement of Income	589	1,838
Past service cost		1,291
Current service cost	81	115
Net interest	508	432
Recognized in Equity - other comprehensive income	1	(1,265)
(Gains)/losses arising from the remeasurement (2)	1	(1,265)
Cash effects	(253)	(195)
Contributions paid	(253)	(195)
Payments related to Term of financial commitment (TFC)
Other changes	1,028	(1,282)
Translation Adjustment	1,028	(1,282)
Ending balance	$ 8,863	$ 8,758